UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2011

Causeway Emerging Markets Fund	Number of Shares	Value
COMMON STOCK
Brazil — 11.3%
Banco Bradesco SA ADR	40,600	$551
Banco do Brasil SA	180,700	2,299
Centrais Eletricas Brasileiras SA	71,200	682
Cia de Bebidas das Americas ADR	22,800	823
Cia de Saneamento Basico do Estado de Sao Paulo ADR [1]	26,600	1,481
Cia de Saneamento de Minas Gerais	27,500	493
Cielo SA	57,900	1,498
Petroleo Brasileiro SPON SA, Class A ADR	64,800	1,522
Telefonica Brasil SA ADR	64,360	1,759
Vale SA, Class B ADR	105,800	2,251

		13,359

Chile — 0.6%
ENTEL Chile SA	38,125	714

China — 18.4%
Agricultural Bank of China Ltd., Class H	2,378,000	1,023
Bank of China Ltd., Class H	5,237,000	1,928
Chigo Holding Ltd.	4,894,000	118
China Communications Construction Co. Ltd., Class H	1,992,000	1,557
China Construction Bank Corp., Class H	2,863,000	1,998
China Metal Recycling Holdings Ltd.	484,400	524
China Minsheng Banking Corp. Ltd., Class H	235,500	204
China Minzhong Food Corp. Ltd. [1]	385,000	242
China Mobile Ltd. ADR	72,300	3,506
China Petroleum & Chemical Corp. ADR	29,400	3,089
China Shanshui Cement Group Ltd.	1,365,000	909
China Yuchai International Ltd.	37,400	516
CNOOC Ltd. ADR	2,600	454
FerroChina Ltd. [1,2,3]	258,000	—
Great Wall Motor Co. Ltd., Class H	164,500	240
Guangzhou R&F Properties Co. Ltd.	735,600	582
Industrial & Commercial Bank of China, Class H	802,000	476
Kingboard Chemical Holdings Ltd.	132,000	391
Lenovo Group Ltd.	2,026,000	1,351
New Oriental Education & Technology Group ADR [1]	24,600	592
PetroChina Co. Ltd. ADR	5,900	733
Renhe Commercial Holdings Co. Ltd.	4,630,000	531
Shenzhen Investment Ltd.	1,550,000	277
Tianneng Power International Ltd.	1,104,000	497

		21,738

Hong Kong — 1.4%
China Lumena New Materials Corp.	1,866,000	346
Country Garden Holdings Co.Ltd.	1,426,000	534
Dongyue Group	541,000	357
Skyworth Digital Holdings Ltd.	1,180,000	413

		1,650

SCHEDULE OF INVESTMENTS (000)*(continued)

December 31, 2011

Causeway Emerging Markets Fund	Number of Shares	Value
India — 5.3%
Allahabad Bank	110,712	$240
Hero Motocorp Ltd.	14,305	514
Hindalco Industries Ltd.	39	—
Hindustan Petroleum Corp. Ltd.	77,301	369
Hindustan Unilever Ltd.	189,218	1,454
IDBI Bank Ltd.	332,770	489
ITC Ltd.	155,947	592
Oil & Natural Gas Corp. Ltd.	259,112	1,254
Tata Motors Ltd.	392,226	1,323

		6,235

Indonesia — 4.1%
AKR Corporindo	2,184,500	729
Astra International	271,500	2,218
Bank Rakyat Indonesia Persero	760,000	566
Indofood CBP Sukses Makmur	780,500	448
Indofood Sukses Makmur Tbk PT	514,500	261
Kawasan Industri Jababeka [1]	20,499,500	430
Timah	902,000	166

		4,818

Malaysia — 2.4%
DiGi.Com Bhd	752,000	921
Malaysia Building Society	320,700	190
Sime Darby Bhd	103,600	301
Telekom Malaysia Bhd	922,200	1,443

		2,855

Mexico — 2.3%
America Movil SAB de CV, Class L ADR	25,400	574
Arca Continental SAB de CV	13	—
Fomento Economico Mexicano SAB de CV ADR	30,100	2,098

		2,672

Poland — 2.9%
KGHM Polska Miedz SA	47,222	1,519
PGE SA	106,182	639
Polski Koncern Naftowy Orlen SA	77,677	766
Tauron Polska Energia SA	349,362	543

		3,467

Qatar — 0.4%
Commercial Bank of Qatar QSC	19,469	450

Russia — 7.8%
Gazprom OAO ADR	414,047	4,414
LUKOIL OAO ADR	60,977	3,228
NovaTek GDR	4,552	570
Tatneft ADR	27,221	806

SCHEDULE OF INVESTMENTS (000)*(continued)

December 31, 2011

Causeway Emerging Markets Fund	Number of Shares	Value
Russia — (continued)
VimpelCom Ltd. ADR	13,500	$128

		9,146

South Africa — 5.8%
Arrowhead Properties Ltd., Class A [1]	23,695	14
Aveng Ltd.	196,114	807
Exxaro Resources Ltd.	53,905	1,129
Growthpoint Properties Ltd.	325,880	754
Imperial Holdings Ltd.	32,124	494
Kumba Iron Ore Ltd.	15,538	968
Liberty Holdings Ltd.	49,347	489
MMI Holdings Ltd.	280,832	599
Redefine Properties Ltd.	376,116	347
Sanlam Ltd.	356,299	1,281

		6,882

South Korea — 15.5%
Cosmochemical Co. Ltd. [1]	20,960	318
Daesang Corp.	67,250	936
Daishin Securities Co. Ltd.	59,660	545
DGB Financial Group Inc. [1]	43,620	488
Dongkuk Steel Mill Co. Ltd.	45,970	815
Hana Financial Group Inc.	12,440	383
Hanil E-Wha Co. Ltd.	43,080	336
Honam Petrochemical Corp.	1,707	439
Industrial Bank of Korea	109,630	1,183
ISU Chemical Co. Ltd.	18,410	395
Korea Exchange Bank	94,900	603
KP Chemical Corp.	42,900	524
KT Corp. ADR	61,600	963
KT&G Corp.	35,400	2,487
LG Fashion Corp.	16,192	565
Meritz Fire & Marine Insurance Co. Ltd.	43,747	446
Samsung Electronics Co. Ltd.	5,228	4,782
SK Telecom Co. Ltd. ADR	72,800	991
Woori Finance Holdings Co. Ltd.	134,430	1,096

		18,295

Taiwan — 9.4%
Asustek Computer Inc.	222,300	1,582
China Development Financial Holding Corp.	1,413,003	400
China Petrochemical Development Corp.	369,200	329
Chong Hong Construction Co.	169,000	280
Compal Electronics Inc.	940,316	938
Coretronic Corp.	238,000	161
Dynapack International Technology Corp.	95,000	363
E Ink Holdings Inc.	249,000	325
Fubon Financial Holding Co. Ltd.	564,870	598
Gigabyte Technology Co. Ltd.	682,000	478
Grand Pacific Petrochemical	747,000	321
Highwealth Construction Corp.	204,000	293

SCHEDULE OF INVESTMENTS (000)*(continued)

December 31, 2011

Causeway Emerging Markets Fund	Number of Shares	Value
Taiwan — (continued)
ILI Technology Corp.	171,000	$364
Kindom Construction Co.	797,000	382
Lite-On Technology Corp.	505,511	569
Radiant Opto-Electronics Corp.	429,360	1,227
Silitech Technology Corp.	155,000	351
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	76,302	985
Taiwan Surface Mounting Technology Co. Ltd.	400	1
United Microelectronics Corp. ADR	381,300	816
Wistron Corp.	230,971	293

		11,056

Thailand — 4.1%
Advanced Info Service	464,700	2,071
Bangchak Petroleum	1,293,300	775
Bangkok Bank	67,000	326
Charoen Pokphand Foods PCL	1,361,400	1,425
TPI Polene	494,500	237

		4,834

Turkey — 3.7%
Ford Otomotiv Sanayi AS	47,388	385
KOC Holding AS	184,569	556
Tupras Turkiye Petrol Rafinerileri AS	101,552	2,156
Turk Traktor ve Ziraat Makineleri AS	37,169	667
Turkiye Sise ve Cam Fabrikalari AS	404,739	612

		4,376

Total Common Stock (Cost $121,333) — 95.4%		112,547

PREFERENCE STOCK
Brazil — 2.2%
Banco do Estado do Rio Grande do Sul	53,700	576
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Class B	85,829	1,682
Itau Unibanco Banco Multiplo SA ADR	16,000	297

		2,555

South Korea — 0.7%
Hyundai Motor Co.	10,166	590
LG Chemical Ltd.	3,064	285

		875

Total Preference Stock (Cost $3,374) — 2.9%		3,430

EXCHANGE TRADED FUND
Vanguard MSCI Emerging Markets ETF	7,800	298

Total Exchange Traded Fund (Cost $299) — 0.2%		298

SCHEDULE OF INVESTMENTS (000)*(continued)

December 31, 2011

Causeway Emerging Markets Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.050% **	1,716,575	$1,717

Total Short-Term Investment (Cost $1,717) — 1.5%		1,717

Total Investments — 100.0% (Cost $126,723) ‡		117,992

Other Assets in Excess of Liabilities — 0.0%		19

Net Assets — 100.0%		$118,011

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2011.
1	Non-income producing security.
2	Securities considered illiquid. The total market value of such securities as of December 31, 2011 was $– and represented 0.0% of Net Assets.
3	Security is fair valued at zero due to company’s insolvency.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	MorganStanley Capital International

Amounts	designated as “—” are $0, or are rounded to $0.

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $126,723 and the unrealized appreciation and depreciation were $3,928 and ($12,659), respectively.

SCHEDULE OF INVESTMENTS (000)*(concluded)

December 31, 2011

Causeway Emerging Markets Fund

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2^	Level 3	Total
Common Stock
Brazil	$13,359	$—	$—	$13,359
Chile	714	—	—	714
China	21,738	—	—	21,738
Hong Kong	1,650	—	—	1,650
India	6,235	—	—	6,235
Indonesia	4,818	—	—	4,818
Malaysia	2,855	—	—	2,855
Mexico	2,672	—	—	2,672
Poland	3,467	—	—	3,467
Qatar	—	450	—	450
Russia	9,146	—	—	9,146
South Africa	6,882	—	—	6,882
South Korea	4,441	13,854	—	18,295
Taiwan	11,056	—	—	11,056
Thailand	4,834	—	—	4,834
Turkey	4,376	—	—	4,376

Total Common Stock	98,243	14,304	—	112,547
Preference Stock
Brazil	2,555	—	—	2,555
South Korea	—	875	—	875

Total Preference Stock	2,555	875	—	3,430
Exchange Traded Fund
United States	298	—	—	298

Total Exchange Traded Fund	298	—	—	298
Short-Term Investment
United States	1,717	—	—	1,717

Total Short-Term Investment	1,717	—	—	1,717

Total Investments in Securities	$102,813	$15,179	$—	$117,992

^ Represents securities trading primarily outside the United States, the values of which were adjusted due to market holidays in the countries where they were traded.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1000

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 21, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 21, 2012